State Street Corporation

One Lincoln Street

Boston, MA 02111

August 1, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)
File Nos. 333-10015, 811-07763
Post Effective Amendment No. 120

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information, each dated April 29, 2022, as revised July 29, 2022, do not differ from those contained in Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on July 29, 2022 (Accession #0001193125-22-205718).

If you have any questions concerning this filing, you may contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Managing Director

cc:	John Coughlan
Robert Oester